CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income (loss)	$ (7,493)	$ (8,659)	$ 18,569
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	11,232	10,372	9,401
Stock based compensation	13,031	11,520	9,329
Gain from sale of available-for-sale marketable securities	(18)	(1,771)	(2,438)
Amortization of premiums, accretion of discounts and accrued interest on available-for-sale marketable securities, net	1,546	1,949	3,208
Accrued interest on bank deposits	226	1,179	(1,998)
Increase (decrease) in accrued severance pay, net	(210)	401	125
Decrease (increase) in trade receivables, net	3,390	7,003	(773)
Changes in deferred income taxes, net	91	(2,687)	215
Decrease (increase) in other current assets and prepaid expenses	(7,969)	883	(103)
Decrease (increase) in inventories	(1,658)	(792)	522
Decrease in trade payables	(734)	(3,284)	(562)
Increase in deferred revenues (short-term and long-term)	28,781	12,964	3,849
Increase (decrease) in other payables and accrued expenses and other long-term liabilities	(8,753)	8,855	424
Excess tax deficiency (benefit) from stock-based compensation stock options		547	(632)
Net cash provided by operating activities	31,462	38,480	39,136
Cash flows from investing activities:
Purchase of property and equipment	(7,210)	(9,404)	(13,774)
Investment in other long-term assets	(6)	(53)	(100)
Proceeds from (investment in) bank deposits, net	(37,200)	31,295	(33,824)
Purchase of available-for-sale marketable securities	(24,595)	(16,219)	(13,442)
Proceeds from maturity of available-for-sale marketable securities	20,075	17,205	26,530
Proceeds from redemption of available-for-sale marketable securities	863	5,535	27,757
Payment for the acquisition of subsidiary, net of cash acquired	(8,269)
Net cash provided by (used in) investing activities	(56,342)	28,359	(6,853)
Cash flows from financing activities:
Proceeds from exercise of stock options	10,891	1,583	8,746
Excess tax (deficiency) benefit from stock-based compensation		(547)	632
Repurchase of ordinary shares	(413)	(21,980)	(52,896)
Net cash provided by (used in) financing activities	10,478	(20,944)	(43,518)
Increase (decrease) in cash and cash equivalents	(14,402)	45,895	(11,235)
Cash and cash equivalents at the beginning of the year	79,639	33,744	44,979
Cash and cash equivalents at the end of the year	65,237	79,639	33,744
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	$ 14,352	$ 1,730	$ 1,853